UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443

Name of Registrant: Vanguard WhiteHall Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of July 31, 2010

			Market
			Value
		Shares	($000)
Common Stocks (95.4%)[1]
Australia (6.9%)
^,* Iluka Resources Ltd.		3,684,024	18,371
	Amcor Ltd.	2,726,744	16,215
	Sims Metal Management Ltd.	925,207	14,898
^	Fairfax Media Ltd.	10,602,658	14,154
	Ansell Ltd.	1,212,737	14,097
^	Crane Group Ltd.	1,802,150	13,670
	Computershare Ltd.	1,462,821	13,405
	Sonic Healthcare Ltd.	1,158,357	10,813
	Boral Ltd.	2,500,196	9,604
	Myer Holdings Ltd.	2,418,902	7,561
*	James Hardie Industries SE	961,720	5,683
*	Transpacific Industries Group Ltd.	5,452,279	5,190
	Mirvac Group	3,840,221	4,616
^	Whitehaven Coal Ltd.	64,212	315
	WorleyParsons Ltd.	14,421	302
	Toll Holdings Ltd.	41,881	226
	NRW Holdings Ltd.	223,646	222
*	Karoon Gas Australia Ltd.	34,114	214
^	Ausenco Ltd.	80,118	175
	CSR Ltd.	109,424	171
	AJ Lucas Group Ltd.	67,459	127
	Nufarm Ltd.	22,085	76
			150,105
Austria (2.8%)
	Andritz AG	271,416	17,000
	Mayr Melnhof Karton AG	151,042	15,503
*	RHI AG	340,000	10,142
*	Kapsch TrafficCom AG	200,000	8,389
	Rosenbauer International AG	145,354	5,914
	Schoeller-Bleckmann Oilfield Equipment AG	95,537	4,629
			61,577
Belgium (1.1%)
	Bekaert SA	52,000	11,317
^	Tessenderlo Chemie NV	209,999	6,234
^	EVS Broadcast Equipment SA	100,000	4,952
	D'ieteren SA	621	300
	Cie d'Entreprises CFE	3,760	189
	UCB SA	4,263	137
			23,129
Brazil (2.8%)
	Localiza Rent a Car SA	1,116,938	15,400
	Redecard SA	772,039	11,830
	BR Malls Participacoes SA	713,427	10,725
	TAM SA ADR	610,489	10,305
	Anhanguera Educacional Participacoes SA	475,355	7,432
	PDG Realty SA Empreendimentos e Participacoes	486,717	5,150
*	Hypermarcas SA	16,000	209

Totvs SA	2,300	168
		61,219
Canada (2.5%)
Niko Resources Ltd.	334,368	36,063
* Sino-Forest Corp.	1,156,052	17,801
		53,864
China (2.3%)
^ China National Materials Co. Ltd.	11,578,000	9,086
* Beijing Enterprises Water Group Ltd.	23,708,000	7,790
Lee & Man Paper Manufacturing Ltd.	9,901,000	7,303
* Concord Medical Services Holdings Ltd. ADR	847,938	4,850
Parkson Retail Group Ltd.	2,801,000	4,815
^ China Agri-Industries Holdings Ltd.	3,951,000	4,466
Denway Motors Ltd.	7,320,000	3,741
Guangzhou Pharmaceutical Co. Ltd.	4,170,000	3,631
^ BaWang International Group Holding Ltd.	5,808,000	3,551
China State Construction International Holdings Ltd.	560,000	245
Vinda International Holdings Ltd.	183,000	177
China Automation Group Ltd.	231,000	161
* Yingde Gases	155,000	152
* AsiaInfo-Linkage Inc.	6,800	139
		50,107
Denmark (0.9%)
Tryg AS	220,000	13,358
Solar A/S Class B	89,258	6,046
DSV A/S	12,364	221
		19,625
Finland (0.0%)
Tieto Oyj	8,500	150

France (5.5%)
^ Bourbon SA	550,000	23,545
^ Saft Groupe SA	512,764	17,559
Alten Ltd.	500,000	14,689
Rubis	146,146	12,821
^ Groupe Eurotunnel SA	1,600,000	11,760
* Club Mediterranee	600,000	10,806
Meetic	307,101	8,724
Sword Group	194,634	6,528
SeLoger.com	156,854	6,192
* Store Electronic	390,000	5,027
Bollore	1,516	272
Wendel	4,400	249
Bureau Veritas SA	3,780	228
Sechilienne-Sidec	8,143	220
Zodiac Aerospace	3,745	211
CFAO SA	6,785	207
Imerys SA	3,394	197
BioMerieux	1,856	189
Seche Environnement SA	2,545	181
^ Eurofins Scientific	3,083	145
Orpea	3,631	145
ICADE	1,428	136
		120,031
Germany (7.4%)
Rheinmetall AG	343,852	20,660

	MTU Aero Engines Holding AG	323,211	18,824
	Bilfinger Berger AG	320,000	18,278
*	Demag Cranes AG	500,000	17,880
	Freenet AG	1,500,000	16,023
	Grenkeleasing AG	220,000	9,979
*	KUKA AG	550,000	8,563
*	Tipp24 SE	200,000	6,144
^	Wirecard AG	550,000	5,922
*	Tom Tailor Holding AG	400,000	5,734
*	Draegerwerk AG & Co. KGaA	90,000	5,411
^	CompuGroup Medical AG	500,000	5,275
^,* XING AG		110,000	4,137
	Bijou Brigitte AG	28,500	4,111
*	Morphosys AG	190,000	3,903
*	SAF-Holland SA	491,134	3,887
	GFK SE	73,714	2,757
^,* Air Berlin PLC		516,375	2,421
*	Stratec Biomedical Systems AG	6,497	243
	Rhoen Klinikum AG	8,424	192
	Hochtief AG	2,808	182
*	QIAGEN NV	8,700	162
	Hawesko Holding AG	495	18
			160,706
Greece (0.2%)
	Eurobank Properties Real Estate Investment Co.	300,000	2,349
	Aegean Airlines SA	511,155	1,702
			4,051
Hong Kong (1.6%)
^	Techtronic Industries Co.	11,523,500	9,535
	Johnson Electric Holdings Ltd.	14,491,500	6,816
*	Fook Woo Group Holdings Ltd.	17,628,000	5,946
*	Dah Sing Banking Group Ltd.	4,030,000	5,903
	Citic 1616 Holdings Ltd.	17,983,000	4,849
	Pacific Basin Shipping Ltd.	329,000	250
	ASM Pacific Technology Ltd.	23,800	218
	Cathay Pacific Airways Ltd.	93,000	207
	Integrated Distribution Services Group Ltd.	105,000	203
			33,927
India (1.1%)
*	Cairn India Ltd.	2,322,073	16,777
	Shriram Transport Finance Co. Ltd.	451,549	6,440
	Jyothy Laboratories Ltd.	26,160	161
			23,378
Indonesia (0.7%)
	Bank Rakyat Indonesia	5,222,000	5,796
	Bank Central Asia Tbk PT	7,631,500	5,089
	Semen Gresik Persero Tbk PT	4,873,500	5,051
			15,936
Ireland (1.4%)
	DCC PLC	800,000	19,644
	Grafton Group PLC	1,300,000	4,892
*	Governor & Co. of the Bank of Ireland	2,395,985	2,608
*	Irish Life & Permanent Group Holdings PLC	992,907	2,259
	IFG Group PLC	974,048	1,461
			30,864

Israel (0.0%)
* Bank Hapoalim BM	45,174	182

Italy (3.7%)
Azimut Holding SPA	2,000,000	20,009
Prysmian SPA	850,000	14,366
^ Davide Campari-Milano SPA	2,464,000	12,962
* CIR-Compagnie Industriali Riunite SPA	6,750,000	12,742
^ Landi Renzo SPA	1,700,000	7,728
* Natuzzi SPA ADR	1,708,450	5,962
Buzzi Unicem SPA	650,000	4,130
* Gruppo Coin SPA	297,719	2,283
DiaSorin SPA	6,534	242
Bulgari SPA	21,179	166
Immobiliare Grande Distribuzione	99,766	151
		80,741
Japan (17.9%)
Nifco Inc.	665,100	15,096
Nichi-iko Pharmaceutical Co. Ltd.	396,300	14,258
^ Modec Inc.	927,000	14,232
Musashi Seimitsu Industry Co. Ltd.	663,300	13,702
Nippon Thompson Co. Ltd.	1,872,000	12,364
^ OSAKA Titanium Technologies Co.	270,800	11,552
Koito Manufacturing Co. Ltd.	781,000	11,365
Arcs Co. Ltd.	820,900	11,004
Nihon Parkerizing Co. Ltd.	848,000	10,896
Tokai Tokyo Financial Holdings Inc.	2,897,000	10,508
Kuroda Electric Co. Ltd.	725,700	10,200
HIS Co. Ltd.	432,500	9,911
Seven Bank Ltd.	5,386	9,902
Nabtesco Corp.	614,000	9,697
Glory Ltd.	410,300	9,552
Accordia Golf Co. Ltd.	10,225	9,534
Tsuruha Holdings Inc.	245,600	9,452
Nitta Corp.	606,900	9,439
Miura Co. Ltd.	391,400	9,215
Asahi Diamond Industrial Co. Ltd.	565,000	9,039
Lintec Corp.	456,900	8,829
Trusco Nakayama Corp.	583,200	8,730
Shinko Plantech Co. Ltd.	926,900	8,606
JSP Corp.	777,400	8,397
Daido Steel Co. Ltd.	1,749,000	8,352
NEC Networks & System Integration Corp.	619,300	8,044
Moshi Moshi Hotline Inc.	366,500	7,653
Aica Kogyo Co. Ltd.	666,000	7,605
Tsumura & Co.	250,000	7,510
Chugoku Marine Paints Ltd.	1,023,000	7,284
Takasago International Corp.	1,556,000	7,113
Shinmaywa Industries Ltd.	1,868,000	6,893
Tsutsumi Jewelry Co. Ltd.	271,000	6,287
Exedy Corp.	216,900	6,241
Works Applications Co Ltd	13,395	6,187
Hisaka Works Ltd.	562,000	6,093
Nidec Copal Corp.	377,800	5,981
Sumida Corp.	603,400	5,979
Yushin Precision Equipment Co. Ltd.	301,200	5,324
Nishimatsuya Chain Co. Ltd.	424,800	3,957

Obic Co. Ltd.	19,440	3,670
Icom Inc.	130,000	3,216
Fujikura Kasei Co. Ltd.	486,200	2,978
Nafco Co. Ltd.	156,200	2,644
^ Daihatsu Diesel Manufacturing Co. Ltd.	663,000	2,269
Sumitomo Osaka Cement Co. Ltd.	1,182,000	2,213
Osaka Securities Exchange Co. Ltd.	79	393
Shionogi & Co. Ltd.	17,000	348
Square Enix Holdings Co. Ltd.	17,400	335
Cosmos Pharmaceutical Corp.	13,100	330
Sumitomo Rubber Industries Ltd.	27,800	275
EPS Co. Ltd.	106	275
Benesse Holdings Inc.	6,100	269
Hitachi Metals Ltd.	23,000	261
Asics Corp.	25,000	246
Showa Denko KK	123,000	243
Teijin Ltd.	74,000	235
Kakaku.com Inc.	50	232
Hoshizaki Electric Co. Ltd.	12,900	226
Yaskawa Electric Corp.	30,000	225
Mori Seiki Co. Ltd.	21,900	215
Tokyo Ohka Kogyo Co. Ltd.	12,500	214
^ Toyota Boshoku Corp.	13,200	208
Towa Pharmaceutical Co. Ltd.	3,300	195
Fuji Heavy Industries Ltd.	34,000	187
Toyo Engineering Corp.	58,000	182
Hino Motors Ltd.	40,000	176
* Yamaha Motor Co. Ltd.	13,100	169
Nippon Denko Co. Ltd.	28,000	166
^ Nihon Nohyaku Co. Ltd.	36,000	164
ABC-Mart Inc.	4,800	156
Sekisui House Ltd.	16,000	142
Nippon Electric Glass Co. Ltd.	11,000	140
Sumitomo Warehouse Co. Ltd.	29,000	139
Point Inc.	2,670	134
Jafco Co. Ltd.	5,600	132
* Dainippon Screen Manufacturing Co. Ltd.	26,000	131
NSD Co. Ltd.	11,300	122
Mitsui-Soko Co. Ltd.	33,000	116
Disco Corp.	1,700	103
Proto Corp.	1,100	42
Dowa Holdings Co. Ltd.	350	2
		386,101
Luxembourg (0.6%)
* L'Occitane International SA	5,449,000	11,926
* Reinet Investments SCA	10,514	164
		12,090
Mexico (0.3%)
* Desarrolladora Homex SAB de CV ADR	205,715	6,106

Netherlands (4.3%)
Fugro NV	420,000	22,181
Delta Lloyd NV	1,100,000	21,178
Imtech NV	650,000	18,130
Ten Cate NV	650,000	17,361
SBM Offshore NV	506,958	8,004
* Smartrac NV	220,000	4,199

* Gamma Holding NV	41,846	1,269
* HAL Trust	1,779	191
		92,513
New Zealand (0.7%)
Fletcher Building Ltd.	2,791,786	15,421

Norway (0.9%)
^,* Pronova BioPharma AS	3,000,000	7,353
* Morpol ASA	1,900,000	6,317
* Dockwise Ltd.	215,000	5,369
^,* Kongsberg Gruppen AS	20,634	411
		19,450
Philippines (1.3%)
Semirara Mining Corp. Class A	9,057,360	20,840
Aboitiz Equity Ventures Inc.	12,949,000	6,622
		27,462
Singapore (1.4%)
Singapore Airport Terminal Services Ltd.	4,124,000	8,872
* Cache Logistics Trust	6,932,000	5,098
SIA Engineering Co. Ltd.	1,472,000	4,449
^,* Neptune Orient Lines Ltd.	2,754,000	4,165
* Biosensors International Group Ltd.	6,074,000	3,648
SembCorp Industries Ltd.	863,000	2,683
* Indofood Agri Resources Ltd.	154,000	264
CapitaCommercial Trust	216,000	210
CapitaMalls Asia Ltd.	126,000	198
Hyflux Ltd.	65,000	155
		29,742
South Africa (0.0%)
Aquarius Platinum Ltd.	35,318	151

South Korea (1.4%)
Samsung SDI Co. Ltd.	65,669	9,436
Industrial Bank of Korea	605,160	8,007
Glovis Co. Ltd.	50,932	5,868
Doosan Corp.	47,730	4,622
Taewoong Co. Ltd.	62,465	2,836
LG Household & Health Care Ltd.	808	254
* Doosan Infracore Co. Ltd.	10,650	191
Amorepacific Corp.	220	180
		31,394
Spain (0.7%)
^,* Codere SA	683,100	6,181
Enagas	322,991	5,952
Pescanova SA	82,274	2,162
		14,295
Sweden (1.3%)
* Byggmax Group AB	1,883,873	12,916
Swedish Match AB	352,182	8,313
^,* Eniro AB	2,500,000	3,280
Kungsleden AB	342,614	2,434
Bjoern Borg AB	20,001	183
		27,126
Switzerland (7.8%)
Helvetia Holding AG	62,792	19,465

	Sika AG	9,500	17,893
*	Gategroup Holding AG	500,000	16,878
	GAM Holding Ltd.	1,400,000	16,195
	Kuoni Reisen Holding AG	50,000	15,568
	Partners Group Holding AG	90,000	12,702
	Bank Sarasin & Cie AG Class B	341,645	12,673
	Banque Cantonale Vaudoise	25,000	11,147
*	Orior AG	220,000	9,799
	Valora Holding AG	30,000	7,589
	Gurit Holding AG	12,000	6,114
	Vontobel Holding AG	200,000	5,980
	Implenia AG	200,474	5,568
	Forbo Holding AG	11,000	5,269
	VZ Holding AG	19,000	1,554
	Acino Holding AG	16,208	1,490
	Newave Energy Holding SA	20,000	887
^,* Dufry Group		9,964	814
*	Temenos Group AG	10,435	268
			167,853
Taiwan (0.4%)
*	Far Eastern International Bank	11,822,000	4,589
	Hung Poo Real Estate Development Corp.	2,807,000	3,238
			7,827
United Kingdom (15.5%)
*	Premier Oil PLC	725,000	16,586
	Carillion PLC	3,500,000	16,526
*	Gulfsands Petroleum PLC	3,200,000	14,652
	Ultra Electronics Holdings PLC	510,227	12,918
*	CSR PLC	2,300,000	12,337
	Meggitt PLC	2,600,000	12,198
	Homeserve PLC	338,574	11,573
	Atkins WS PLC	985,000	11,038
*	Sports Direct International PLC	5,651,898	9,743
	Dechra Pharmaceuticals PLC	1,483,982	9,684
*	SIG PLC	5,658,663	8,985
	JD Wetherspoon PLC	1,300,000	8,908
	Millennium & Copthorne Hotels PLC	1,140,404	8,698
*	Punch Taverns PLC	7,000,000	8,062
	Informa PLC	1,200,000	7,391
	BSS Group PLC	1,000,000	7,019
	Grainger PLC	3,620,461	6,420
	William Hill PLC	2,450,082	6,414
	Telecom Plus PLC	1,100,000	6,315
	Pace PLC	1,886,770	6,248
	Devro PLC	1,860,201	6,133
*	Inchcape PLC	1,300,000	6,091
*	National Express Group PLC	1,609,166	5,897
	QinetiQ Group PLC	3,000,000	5,806
	Petropavlovsk PLC	360,653	5,710
	PV Crystalox Solar PLC	6,000,000	5,583
	Booker Group PLC	8,000,000	5,293
	Paragon Group of Cos. PLC	2,271,608	4,887
	Wellstream Holdings PLC	600,000	4,721
	John Wood Group PLC	800,000	4,488
	Go-Ahead Group PLC	253,964	4,451
	RM PLC	2,000,000	4,120
*	CPP Group PLC	1,075,067	4,052

Nestor Healthcare Group PLC	3,520,445	3,896
JKX Oil & Gas PLC	856,250	3,892
* LMC Capital PLC	6,150,108	3,885
* BTG PLC	1,139,985	3,809
* London Mining PLC	867,608	3,707
^ HMV Group PLC	3,745,971	3,546
Eco Animal Health Group PLC	1,618,166	3,221
* Helphire PLC	5,200,000	3,169
Elementis PLC	2,500,000	3,041
* Yell Group PLC	8,000,000	3,026
Babcock International Group PLC	298,436	2,594
Lamprell PLC	600,000	2,569
Forth Ports PLC	127,658	2,546
IMI PLC	222,000	2,485
Photo-Me International PLC	3,447,604	2,394
Hunting PLC	267,094	2,179
* Alexon Group PLC	7,303,119	2,155
Future PLC	7,510,000	2,068
Speedy Hire PLC	5,000,000	1,826
* Chrysalis Group PLC	1,000,000	1,568
Moneysupermarket.com Group PLC	1,237,667	1,358
Provident Financial PLC	100,000	1,266
* Findel PLC	9,144,945	1,186
* AEA Technology PLC	3,854,276	970
Record PLC	629,023	460
Domino's Pizza UK & IRL PLC	69,912	449
Rotork PLC	12,674	300
Chemring Group PLC	6,468	293
IG Group Holdings PLC	38,464	286
Rightmove PLC	26,594	273
* Debenhams PLC	239,758	231
N Brown Group PLC	64,925	231
James Fisher & Sons PLC	31,361	221
Close Brothers Group PLC	19,356	204
ARM Holdings PLC	39,569	204
Land Securities Group PLC	21,026	202
Mears Group PLC	50,345	192
Rexam PLC	37,689	183
Kier Group PLC	10,370	169
* Hansteen Holdings PLC	168,761	166
* Persimmon PLC	29,352	163
* Cookson Group PLC	23,090	161
AMEC PLC	11,510	158
African Barrick Gold Ltd.	17,953	150
* Jupiter Fund Management PLC	48,080	145
Hampson Industries PLC	145,490	140
* Pinnacle Staffing Group PLC	723,983	46
* I-Mate PLC	2,100,000	4
		336,334
Total Common Stocks (Cost $1,899,473)		2,063,457

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (7.6%)[1]
Money Market Fund (7.1%)
[2,3] Vanguard Market Liquidity Fund	0.297%		153,344,061	153,344

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Repurchase Agreement (0.1%)
Goldman, Sachs & Co.
(Dated 7/30/10, Repurchase Value
$1,000,000, collateralized by Government
National Mortgage Assn. 4.500%, 8/15/39)	0.210%	8/2/10	1,000	1,000

U.S. Government and Agency Obligations (0.4%)
[4,5] Fannie Mae Discount Notes	0.200%	10/5/10	5,000	4,999
[4,5] Fannie Mae Discount Notes	0.341%	3/1/11	500	499
[4,5] Freddie Mac Discount Notes	0.296%	12/15/10	4,000	3,997
				9,495
Total Temporary Cash Investments (Cost $163,837)				163,839
Total Investments (103.0%) (Cost $2,063,310)				2,227,296
Other Assets and Liabilities-Net (-3.0%)[3]				(64,806)
Net Assets (100%)				2,162,490

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $68,774,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.6% and 5.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $73,579,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $7,996,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using

International Explorer Fund

valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

International Explorer Fund

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	September 2010	164	16,029	(430)
Dow Jones EURO STOXX 50 Index	September 2010	382	13,661	179
S&P ASX 200 Index	September 2010	119	12,019	(28)
FTSE 100 Index	September 2010	68	5,586	121

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At July 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
					Appreciation
					(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
09/15/10	JPY	1,439,692	USD	16,620	501
09/22/10	AUD	13,655	USD	12,282	412
09/22/10	EUR	10,363	USD	13,500	613
09/22/10	GBP	3,504	USD	5,487	147
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

International Explorer Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	132,140	1,931,313	4
Temporary Cash Investments	153,344	10,495	—
Futures Contracts—Liabilities[1]	(414)	—	—
Forward Currency Contracts—Assets	—	1,673	—
Total	285,070	1,943,481	4
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2010:

Investments in
Common Stock
Amount Valued Based on Level 3 Inputs	($000)
Balance as of April 30, 2010	4
Change in Unrealized Appreciation (Depreciation)	-
Balance as of October 31, 2009	4

E. At July 31, 2010, the cost of investment securities for tax purposes was $2,066,882,000. Net unrealized appreciation of investment securities for tax purposes was $160,414,000, consisting of unrealized gains of $355,259,000 on securities that had risen in value since their purchase and $194,845,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (92.4%)[1]
Consumer Discretionary (17.7%)
DeVry Inc.	558,070	30,024
* O'Reilly Automotive Inc.	531,725	26,203
* WMS Industries Inc.	482,050	18,564
* CarMax Inc.	822,100	17,346
Jarden Corp.	595,697	17,246
* Bed Bath & Beyond Inc.	338,200	12,811
* Royal Caribbean Cruises Ltd.	441,325	12,737
* Warnaco Group Inc.	304,240	12,708
* Dick's Sporting Goods Inc.	463,025	12,182
Tiffany & Co.	265,099	11,153
* Chipotle Mexican Grill Inc. Class A	73,700	10,900
Guess? Inc.	297,685	10,627
Gentex Corp.	504,500	9,722
* Discovery Communications Inc. Class A	237,600	9,174
* Harman International Industries Inc.	251,300	7,642
Darden Restaurants Inc.	176,110	7,377
* Kohl's Corp.	154,015	7,345
* priceline.com Inc.	29,050	6,519
* Discovery Communications Inc.	136,826	4,704
* Ulta Salon Cosmetics & Fragrance Inc.	131,675	3,326
		248,310
Consumer Staples (5.0%)
* Green Mountain Coffee Roasters Inc.	1,004,645	30,933
McCormick & Co. Inc.	382,403	15,040
Mead Johnson Nutrition Co.	247,300	13,142
Church & Dwight Co. Inc.	163,000	10,802
		69,917
Energy (4.5%)
* Whiting Petroleum Corp.	197,175	17,353
EXCO Resources Inc.	943,954	13,697
* Denbury Resources Inc.	577,100	9,141
* Newfield Exploration Co.	170,100	9,094
* Cameron International Corp.	162,300	6,425
* Southwestern Energy Co.	109,600	3,995
Range Resources Corp.	97,300	3,612
		63,317
Exchange-Traded Fund (0.4%)
2 Vanguard Mid-Cap ETF	82,700	5,186

Financials (8.3%)
Greenhill & Co. Inc.	328,835	22,377
Invesco Ltd.	1,144,375	22,361
Discover Financial Services	1,405,175	21,457
Assured Guaranty Ltd.	936,360	14,701
* Affiliated Managers Group Inc.	139,490	9,880
* IntercontinentalExchange Inc.	86,200	9,105
* MSCI Inc. Class A	275,650	8,895

	SEI Investments Co.	404,475	7,758
			116,534
Health Care (15.1%)
*	Illumina Inc.	425,830	19,090
*	Varian Medical Systems Inc.	311,375	17,188
*	IDEXX Laboratories Inc.	268,155	15,751
*	Mettler-Toledo International Inc.	129,300	15,102
*	Express Scripts Inc.	320,090	14,462
*	Salix Pharmaceuticals Ltd.	300,625	12,749
*	Bruker Corp.	951,370	12,530
*	CareFusion Corp.	579,482	12,210
*	Cerner Corp.	156,327	12,108
*	American Medical Systems Holdings Inc.	453,300	10,136
*,^ QIAGEN NV		539,748	10,104
	Perrigo Co.	172,300	9,650
*	Zimmer Holdings Inc.	179,675	9,521
*	Life Technologies Corp.	193,850	8,334
*	HMS Holdings Corp.	140,538	7,915
*	Alexion Pharmaceuticals Inc.	106,590	5,794
	DENTSPLY International Inc.	191,600	5,752
*	United Therapeutics Corp.	85,725	4,191
*	Human Genome Sciences Inc.	154,375	4,004
*	Dendreon Corp.	79,535	2,617
*	Brookdale Senior Living Inc.	114,989	1,631
			210,839
Industrials (16.6%)
*	Stericycle Inc.	437,490	27,562
	CH Robinson Worldwide Inc.	396,985	25,883
	Robert Half International Inc.	976,167	24,580
	Gardner Denver Inc.	458,475	23,277
	TransDigm Group Inc.	301,200	16,316
	Goodrich Corp.	213,800	15,580
	Roper Industries Inc.	232,490	14,531
	Fastenal Co.	292,507	14,356
	MSC Industrial Direct Co. Class A	264,600	13,333
*	McDermott International Inc.	495,825	11,657
	Rockwell Automation Inc.	189,400	10,256
	Kennametal Inc.	371,150	10,166
	Manpower Inc.	144,800	6,947
	Ingersoll-Rand PLC	182,100	6,821
	Flowserve Corp.	67,925	6,735
	Precision Castparts Corp.	35,425	4,329
			232,329
Information Technology (20.2%)
*	Concur Technologies Inc.	467,032	21,614
*	VeriSign Inc.	705,800	19,868
*	Silicon Laboratories Inc.	478,585	19,168
*	Alliance Data Systems Corp.	333,210	19,153
*	McAfee Inc.	545,800	18,066
*	Gartner Inc.	703,350	17,703
*	NetApp Inc.	393,645	16,651
*	Equinix Inc.	144,840	13,544
*	MICROS Systems Inc.	357,972	12,808
*	NICE Systems Ltd. ADR	442,075	12,674
*	Cognizant Technology Solutions Corp. Class A	231,455	12,628
*	Trimble Navigation Ltd.	443,821	12,591
*	Informatica Corp.	385,100	11,603

* Marvell Technology Group Ltd.			660,375	9,853
* VistaPrint NV			295,100	9,753
Sapient Corp.			784,701	8,632
* F5 Networks Inc.			94,838	8,330
* Intuit Inc.			195,950	7,789
* Dolby Laboratories Inc. Class A			110,800	7,033
Solera Holdings Inc.			176,600	6,707
* ON Semiconductor Corp.			868,350	5,862
* Genpact Ltd.			338,041	5,094
*,^ Rackspace Hosting Inc.			265,700	4,969
				282,093
Materials (3.5%)
Ecolab Inc.			418,710	20,479
Greif Inc. Class A			235,600	14,049
Ashland Inc.			140,110	7,124
* Pactiv Corp.			232,600	7,076
				48,728
Telecommunication Services (1.1%)
* SBA Communications Corp. Class A			427,175	15,455

Total Common Stocks (Cost $1,086,188)				1,292,708
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (8.4%)[1]
Money Market Fund (8.0%)
[3,4] Vanguard Market Liquidity Fund	0.297%		110,803,981	110,804

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
[5,6] Fannie Mae Discount Notes	0.300%	9/15/10	2,000	1,999
[5,6] Freddie Mac Discount Notes	0.320%	9/7/10	3,300	3,299
[5,6] Freddie Mac Discount Notes	0.295%	12/15/10	500	500
				5,798
Total Temporary Cash Investments (Cost $116,596)				116,602
Total Investments (100.8%) (Cost $1,202,784)				1,409,310
Other Assets and Liabilities-Net (-0.8%)[3]				(10,845)
Net Assets (100%)				1,398,465

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $12,104,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.0% and 3.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Includes $12,287,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $5,798,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Mid-Cap Growth Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
S&P MidCap 400 Index	September 2010	66	25,040	102
E-mini S&P MidCap 400 Index	September 2010	202	15,328	(59)
E-mini Russell 2000 Index	September 2010	364	23,645	654

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Mid-Cap Growth Fund

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,292,708	—	—
Temporary Cash Investments	110,804	5,798	—
Futures Contracts—Assets[1]	266	—	—
Total	1,403,778	5,798	—
1 Represents variation margin on the last day of the reporting period.

D. At July 31, 2010, the cost of investment securities for tax purposes was $1,202,784,000. Net unrealized appreciation of investment securities for tax purposes was $206,526,000, consisting of unrealized gains of $239,909,000 on securities that had risen in value since their purchase and $33,383,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (88.7%)[1]
Consumer Discretionary (17.7%)
Stanley Black & Decker Inc.	1,349,800	78,315
Newell Rubbermaid Inc.	4,354,400	67,493
Family Dollar Stores Inc.	1,560,300	64,518
* Hanesbrands Inc.	2,447,500	61,310
Ltd Brands Inc.	2,342,900	60,072
Dillard's Inc. Class A	2,451,900	56,737
International Game Technology	3,507,000	53,447
Advance Auto Parts Inc.	962,900	51,544
* Royal Caribbean Cruises Ltd.	1,693,700	48,880
* GameStop Corp. Class A	1,655,000	33,183
Service Corp. International/US	2,627,000	22,382
		597,881
Consumer Staples (4.2%)
Sysco Corp.	1,741,700	53,941
Reynolds American Inc.	839,000	48,511
Lorillard Inc.	515,400	39,294
		141,746
Energy (5.5%)
Murphy Oil Corp.	926,000	50,699
Tesoro Corp.	3,421,000	44,165
Spectra Energy Corp.	1,664,900	34,613
El Paso Corp.	2,777,400	34,218
Overseas Shipholding Group Inc.	472,900	18,552
Noble Corp.	174,597	5,674
		187,921
Financials (23.2%)
Capital One Financial Corp.	1,789,100	75,733
* CNA Financial Corp.	2,513,182	70,520
PNC Financial Services Group Inc.	1,174,312	69,742
Willis Group Holdings PLC	2,194,400	67,149
New York Community Bancorp Inc.	3,526,600	60,869
Fidelity National Financial Inc. Class A	3,919,400	57,890
* SLM Corp.	4,239,600	50,875
Annaly Capital Management Inc.	2,852,200	49,628
Axis Capital Holdings Ltd.	1,548,100	48,254
Chubb Corp.	874,100	46,004
Fifth Third Bancorp	3,495,100	44,423
Ameriprise Financial Inc.	883,400	37,447
Unum Group	1,324,490	30,225
XL Group PLC Class A	1,417,100	25,125
Aspen Insurance Holdings Ltd.	725,710	19,848
American National Insurance Co.	164,858	12,905
Everest Re Group Ltd.	150,000	11,643
Montpelier Re Holdings Ltd.	245,863	3,998
Validus Holdings Ltd.	117,811	2,926
		785,204

	Health Care (7.8%)
	Omnicare Inc.			2,513,600	61,910
*	Coventry Health Care Inc.			2,865,000	56,813
	Cardinal Health Inc.			1,679,100	54,184
	CIGNA Corp.			1,510,700	46,469
	Quest Diagnostics Inc.			920,000	43,231
					262,607
	Industrials (13.5%)
	Goodrich Corp.			1,088,400	79,312
	Eaton Corp.			999,500	78,421
	Ryder System Inc.			1,638,500	71,553
*	Air France-KLM ADR			3,744,954	56,287
	L-3 Communications Holdings Inc.			691,800	50,529
	ITT Corp.			972,000	45,800
	SPX Corp.			571,000	34,009
	Dun & Bradstreet Corp.			337,900	23,099
*	JetBlue Airways Corp.			2,715,765	17,462
					456,472
	Information Technology (6.7%)
*	Micron Technology Inc.			7,729,916	56,274
*	Ingram Micro Inc.			3,229,246	53,379
	Molex Inc.			2,466,800	48,621
	Computer Sciences Corp.			784,200	35,548
*	Flextronics International Ltd.			2,978,613	18,527
*	Semiconductor Manufacturing International Corp. ADR			4,323,580	15,132
					227,481
	Materials (2.4%)
	Yamana Gold Inc.			7,338,300	69,127
	Domtar Corp.			185,279	10,839
					79,966
	Utilities (7.7%)
	Pinnacle West Capital Corp.			1,556,859	59,301
	MDU Resources Group Inc.			2,962,300	58,506
	Xcel Energy Inc.			2,535,300	55,751
	CenterPoint Energy Inc.			3,839,300	54,633
	NV Energy Inc.			1,520,700	19,313
*	RRI Energy Inc.			3,095,218	12,226
					259,730
	Total Common Stocks (Cost $2,706,782)				2,999,008
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (11.3%)[1]
	Money Market Fund (10.9%)
2	Vanguard Market Liquidity Fund	0.297%		367,438,318	367,438

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (0.4%)
	[3,4] Fannie Mae Discount Notes	0.260%	9/1/10	1,000	1,000
	[3,4] Fannie Mae Discount Notes	0.300%	9/15/10	3,000	2,999
	[3,4] Fannie Mae Discount Notes	0.341%	3/1/11	10,000	9,984
	[3,4] Freddie Mac Discount Notes	0.350%	8/23/10	200	200

[3,4] Freddie Mac Discount Notes	0.321%	9/7/10	500	500
				14,683
Total Temporary Cash Investments (Cost $382,117)				382,121
Total Investments (100.0%) (Cost $3,088,899)				3,381,129
Other Assets and Liabilities-Net (0.0%)				1,345
Net Assets (100%)				3,382,474

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 93.0% and 7.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4 Securities with a value of $14,683,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Selected Value Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At July 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	September 2010	300	82,373	3,254
E-mini S&P 500 Index	September 2010	1,173	64,415	1,186

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,999,008	—	—
Temporary Cash Investments	367,438	14,683	—
Futures Contracts—Assets[1]	173	—	—
Total	3,366,619	14,683	—
1 Represents variation margin on the last day of the reporting period.

E. At July 31, 2010, the cost of investment securities for tax purposes was $3,088,899,000. Net unrealized appreciation of investment securities for tax purposes was $292,230,000, consisting of unrealized gains of $555,473,000 on securities that had risen in value since their purchase and $263,243,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of July 31, 2010

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (8.2%)
McDonald's Corp.	169,214	11,799
Home Depot Inc.	264,765	7,549
Comcast Corp. Class A	322,826	6,285
Time Warner Inc.	180,361	5,674
Lowe's Cos. Inc.	224,095	4,648
Yum! Brands Inc.	73,331	3,029
Johnson Controls Inc.	104,949	3,024
Comcast Corp.	116,950	2,159
McGraw-Hill Cos. Inc.	49,857	1,530
Stanley Black & Decker Inc.	25,118	1,457
CBS Corp. Class B	97,944	1,448
VF Corp.	17,249	1,368
Ltd Brands Inc.	50,491	1,295
Mattel Inc.	56,748	1,201
Nordstrom Inc.	34,030	1,157
Cablevision Systems Corp. Class A	39,450	1,081
Genuine Parts Co.	24,981	1,070
Fortune Brands Inc.	23,847	1,046
Harley-Davidson Inc.	36,959	1,006
Whirlpool Corp.	11,735	978
Hasbro Inc.	22,848	963
Darden Restaurants Inc.	21,845	915
JC Penney Co. Inc.	37,055	913
Family Dollar Stores Inc.	21,135	874
Tiffany & Co.	19,893	837
H&R Block Inc.	51,513	808
Newell Rubbermaid Inc.	43,359	672
Garmin Ltd.	23,568	672
DR Horton Inc.	49,706	548
Abercrombie & Fitch Co.	13,816	510
Gannett Co. Inc.	36,971	487
Leggett & Platt Inc.	23,339	486
Williams-Sonoma Inc.	16,776	448
Gentex Corp.	21,780	420
American Eagle Outfitters Inc.	32,386	399
Tupperware Brands Corp.	9,821	387
Service Corp. International	39,956	340
Foot Locker Inc.	24,287	330
Choice Hotels International Inc.	9,356	309
Polaris Industries Inc.	5,168	309
Regal Entertainment Group Class A	20,380	272
Brinker International Inc.	15,978	251
Wolverine World Wide Inc.	7,799	223
Hillenbrand Inc.	9,889	218
Cooper Tire & Rubber Co.	9,653	209
Cinemark Holdings Inc.	13,141	192
1 Madison Square Garden Inc. Class A	9,663	186
Cracker Barrel Old Country Store Inc.	3,560	174
Pool Corp.	7,657	169

Weight Watchers International Inc.	6,009	165
Washington Post Co. Class B	381	160
MDC Holdings Inc.	5,462	159
Meredith Corp.	4,309	137
Bob Evans Farms Inc.	4,707	123
National CineMedia Inc.	6,748	121
Arbitron Inc.	4,098	118
American Greetings Corp. Class A	5,532	113
Columbia Sportswear Co.	2,103	103
Buckle Inc.	3,712	102
Brown Shoe Co. Inc.	6,974	102
Cato Corp. Class A	4,293	100
NutriSystem Inc.	5,018	98
Barnes & Noble Inc.	6,786	88
Harte-Hanks Inc.	7,350	83
PEP Boys-Manny Moe & Jack	8,120	78
Stewart Enterprises Inc. Class A	13,903	75
Ethan Allen Interiors Inc.	4,464	69
Stage Stores Inc.	5,915	65
Superior Industries International Inc.	4,174	60
Oxford Industries Inc.	2,649	59
Ameristar Casinos Inc.	3,653	58
Christopher & Banks Corp.	5,717	42
Marcus Corp.	3,411	42
Ambassadors Group Inc.	3,188	36
Speedway Motorsports Inc.	2,489	34
Bebe Stores Inc.	5,089	30
		74,745
Consumer Staples (17.7%)
Procter & Gamble Co.	451,562	27,618
Wal-Mart Stores Inc.	436,248	22,332
Coca-Cola Co.	363,032	20,007
PepsiCo Inc./NC	252,870	16,414
Philip Morris International Inc.	290,370	14,820
Kraft Foods Inc.	270,760	7,909
Altria Group Inc.	326,226	7,229
Colgate-Palmolive Co.	76,901	6,074
Kimberly-Clark Corp.	65,136	4,176
General Mills Inc.	104,041	3,558
Sysco Corp.	92,422	2,862
Archer-Daniels-Midland Co.	100,836	2,759
Kellogg Co.	44,578	2,231
HJ Heinz Co.	49,369	2,196
Avon Products Inc.	66,963	2,085
Reynolds American Inc.	34,299	1,983
Lorillard Inc.	23,944	1,825
ConAgra Foods Inc.	69,314	1,627
Sara Lee Corp.	103,770	1,535
Campbell Soup Co.	40,073	1,439
Clorox Co.	21,891	1,420
Hershey Co.	26,287	1,235
JM Smucker Co.	18,682	1,148
Molson Coors Brewing Co. Class B	25,154	1,132
Brown-Forman Corp. Class B	14,164	895
McCormick & Co. Inc.	18,744	737
Hormel Foods Corp.	15,870	681
Herbalife Ltd.	9,432	468

Del Monte Foods Co.	30,893	429
Corn Products International Inc.	11,774	393
SUPERVALU Inc.	33,280	375
Flowers Foods Inc.	14,462	350
Nu Skin Enterprises Inc. Class A	9,830	280
Ruddick Corp.	5,687	202
Lancaster Colony Corp.	3,285	171
Universal Corp.	3,813	169
Pricesmart Inc.	4,563	128
Vector Group Ltd.	5,534	105
Lance Inc.	4,929	104
WD-40 Co.	2,577	94
Nash Finch Co.	1,999	79
Cal-Maine Foods Inc.	2,468	78
Weis Markets Inc.	1,706	61
Farmer Bros Co.	1,168	20
		161,433
Energy (11.0%)
Exxon Mobil Corp.	801,159	47,813
Chevron Corp.	314,328	23,955
ConocoPhillips	233,756	12,908
Marathon Oil Corp.	110,658	3,701
Spectra Energy Corp.	100,836	2,096
Williams Cos. Inc.	91,329	1,773
Smith International Inc.	38,815	1,610
Valero Energy Corp.	88,295	1,500
Linn Energy LLC	23,124	710
Sunoco Inc.	18,891	674
Arch Coal Inc.	25,387	601
Southern Union Co.	19,312	436
Tidewater Inc.	8,046	330
Copano Energy LLC	10,272	288
Tesoro Corp.	22,144	286
Teekay Corp.	8,541	236
Nordic American Tanker Shipping	7,325	210
Overseas Shipholding Group Inc.	4,708	185
Ship Finance International Ltd.	9,253	176
Holly Corp.	6,227	166
RPC Inc.	6,220	104
General Maritime Corp.	13,919	78
Tsakos Energy Navigation Ltd.	4,386	65
Knightsbridge Tankers Ltd.	2,757	51
Alon USA Energy Inc.	2,721	19
Delek US Holdings Inc.	2,331	17
		99,988
Financials (10.6%)
JPMorgan Chase & Co.	622,958	25,093
American Express Co.	188,355	8,408
MetLife Inc.	128,338	5,398
Travelers Cos. Inc.	77,665	3,918
Aflac Inc.	73,084	3,595
Chubb Corp.	51,486	2,710
BB&T Corp.	107,765	2,676
Allstate Corp.	84,051	2,374
Marsh & McLennan Cos. Inc.	84,898	1,997
T Rowe Price Group Inc.	40,637	1,960
Northern Trust Corp.	37,737	1,773

Ameriprise Financial Inc.	40,032	1,697
M&T Bank Corp.	18,501	1,616
Invesco Ltd.	68,377	1,336
Principal Financial Group Inc.	49,897	1,278
Unum Group	51,908	1,185
NYSE Euronext	40,763	1,181
New York Community Bancorp Inc.	68,292	1,179
Hudson City Bancorp Inc.	82,658	1,027
XL Group PLC Class A	53,743	953
PartnerRe Ltd.	12,301	890
People's United Financial Inc.	58,670	812
Willis Group Holdings PLC	26,511	811
Everest Re Group Ltd.	9,310	723
Cincinnati Financial Corp.	25,651	707
Assurant Inc.	17,557	655
Axis Capital Holdings Ltd.	19,891	620
Eaton Vance Corp.	18,582	557
Fidelity National Financial Inc. Class A	35,986	531
Cullen/Frost Bankers Inc.	9,534	526
RenaissanceRe Holdings Ltd.	9,103	521
Raymond James Financial Inc.	19,505	520
Commerce Bancshares Inc.	12,957	507
Validus Holdings Ltd.	19,425	482
Old Republic International Corp.	37,844	473
HCC Insurance Holdings Inc.	18,099	473
First Niagara Financial Group Inc.	32,831	440
Arthur J Gallagher & Co.	16,173	411
Allied World Assurance Co. Holdings Ltd.	7,875	392
Valley National Bancorp	26,608	386
Bank of Hawaii Corp.	7,477	372
Associated Banc-Corp	27,253	370
Alterra Capital Holdings Ltd.	18,746	363
TCF Financial Corp.	22,194	352
Federated Investors Inc. Class B	16,119	342
FirstMerit Corp.	16,999	335
Aspen Insurance Holdings Ltd.	12,040	329
Endurance Specialty Holdings Ltd.	8,423	325
Waddell & Reed Financial Inc.	13,421	320
Synovus Financial Corp.	121,898	319
Hanover Insurance Group Inc.	6,984	306
Protective Life Corp.	13,522	304
Erie Indemnity Co. Class A	6,003	294
Fulton Financial Corp.	31,135	284
StanCorp Financial Group Inc.	7,377	278
American Financial Group Inc.	8,822	260
Westamerica Bancorporation	4,613	248
TFS Financial Corp.	19,441	242
First American Financial Corp.	15,908	235
Greenhill & Co. Inc.	3,445	234
Umpqua Holdings Corp.	17,815	223
Trustmark Corp.	10,078	222
Iberiabank Corp.	4,174	217
Northwest Bancshares Inc.	17,426	211
Unitrin Inc.	7,324	204
Astoria Financial Corp.	15,283	202
NewAlliance Bancshares Inc.	16,565	202
Delphi Financial Group Inc.	7,633	198
BancorpSouth Inc.	12,874	189

RLI Corp.	3,357	186
Mercury General Corp.	4,240	183
Glacier Bancorp Inc.	11,196	179
Montpelier Re Holdings Ltd.	11,000	179
UMB Financial Corp.	4,735	178
Hancock Holding Co.	5,798	177
United Bankshares Inc.	6,675	170
CVB Financial Corp.	16,608	169
First Financial Bankshares Inc.	3,306	162
FNB Corp.	18,019	154
BOK Financial Corp.	3,155	154
Park National Corp.	2,284	153
Old National Bancorp/IN	13,638	143
First Financial Bancorp	9,006	143
^ WP Carey & Co. LLC	4,590	140
International Bancshares Corp.	8,057	140
Harleysville Group Inc.	4,373	138
Selective Insurance Group Inc.	8,368	130
Community Bank System Inc.	5,223	129
NBT Bancorp Inc.	5,476	121
Provident Financial Services Inc.	9,301	119
Capitol Federal Financial	3,421	107
Horace Mann Educators Corp.	6,072	102
American National Insurance Co.	1,261	99
Chemical Financial Corp.	4,228	95
Safety Insurance Group Inc.	2,355	92
Brookline Bancorp Inc.	9,042	88
S&T Bancorp Inc.	4,297	87
Independent Bank Corp.	3,265	78
Maiden Holdings Ltd.	11,016	76
Bank of the Ozarks Inc.	1,964	74
Republic Bancorp Inc. Class A	2,945	73
City Holding Co.	2,470	73
WesBanco Inc.	4,174	72
Oriental Financial Group Inc.	5,013	71
Dime Community Bancshares	5,404	71
First Commonwealth Financial Corp.	13,236	70
Trustco Bank Corp. NY	12,008	70
Simmons First National Corp. Class A	2,641	70
United Fire & Casualty Co.	3,201	69
Community Trust Bancorp Inc.	2,390	66
Flushing Financial Corp.	4,903	61
Amtrust Financial Services Inc.	4,704	60
Provident New York Bancorp	6,340	59
GFI Group Inc.	9,477	56
SY Bancorp Inc.	2,211	55
1st Source Corp.	2,919	54
Tompkins Financial Corp.	1,281	53
Washington Trust Bancorp Inc.	2,554	49
Renasant Corp.	3,197	49
First Bancorp	2,759	46
First Financial Corp.	1,600	45
Arrow Financial Corp.	1,792	45
SWS Group Inc.	5,029	44
First Community Bancshares Inc.	2,906	43
Bancfirst Corp.	1,024	42
Suffolk Bancorp	1,549	42
Bank Mutual Corp.	7,067	42

State Auto Financial Corp.	2,567	40
Advance America Cash Advance Centers Inc.	9,698	38
BGC Partners Inc. Class A	6,685	36
Calamos Asset Management Inc. Class A	3,329	35
Presidential Life Corp.	3,214	32
Baldwin & Lyons Inc.	1,333	30
Kearny Financial Corp.	3,071	29
Capital City Bank Group Inc.	1,858	26
Wilshire Bancorp Inc.	3,199	24
National Interstate Corp.	861	19
Kansas City Life Insurance Co.	498	16
Student Loan Corp.	610	15
		96,806
Health Care (11.5%)
Johnson & Johnson	435,045	25,272
Pfizer Inc.	1,264,110	18,962
Merck & Co. Inc.	488,474	16,833
Abbott Laboratories	241,950	11,875
Bristol-Myers Squibb Co.	268,389	6,688
Medtronic Inc.	173,544	6,416
Eli Lilly & Co.	180,163	6,414
Baxter International Inc.	93,576	4,096
Becton Dickinson and Co.	36,579	2,516
Alcon Inc.	14,023	2,175
Cardinal Health Inc.	56,542	1,824
Pharmaceutical Product Development Inc.	18,428	447
Teleflex Inc.	6,249	354
Hill-Rom Holdings Inc.	9,742	322
Owens & Minor Inc.	9,872	268
Quality Systems Inc.	3,327	183
PDL BioPharma Inc.	19,097	119
Landauer Inc.	1,438	90
Meridian Bioscience Inc.	4,672	90
National Healthcare Corp.	1,622	56
Computer Programs & Systems Inc.	821	37
1 Furiex Pharmaceuticals Inc.	1,509	18
		105,055
Industrials (15.8%)
General Electric Co.	1,673,001	26,969
United Technologies Corp.	147,004	10,452
3M Co.	111,006	9,495
Boeing Co.	119,015	8,110
United Parcel Service Inc. Class B	111,943	7,276
Caterpillar Inc.	98,498	6,870
Emerson Electric Co.	118,389	5,865
Honeywell International Inc.	119,640	5,128
Deere & Co.	66,302	4,421
Lockheed Martin Corp.	58,194	4,373
General Dynamics Corp.	60,375	3,698
Norfolk Southern Corp.	61,223	3,445
Illinois Tool Works Inc.	78,292	3,406
CSX Corp.	61,403	3,237
Tyco International Ltd.	80,039	3,064
Northrop Grumman Corp.	47,440	2,782
Raytheon Co.	59,445	2,750
Waste Management Inc.	75,726	2,571
Eaton Corp.	26,307	2,064

Republic Services Inc. Class A	59,359	1,891
Parker Hannifin Corp.	25,299	1,572
Goodrich Corp.	19,602	1,428
Rockwell Collins Inc.	24,764	1,415
Dover Corp.	29,139	1,398
L-3 Communications Holdings Inc.	18,262	1,334
WW Grainger Inc.	11,354	1,272
Rockwell Automation Inc.	22,180	1,201
Cooper Industries PLC	26,148	1,181
Fastenal Co.	23,130	1,135
Pitney Bowes Inc.	32,480	793
Pall Corp.	18,284	699
Avery Dennison Corp.	17,329	621
Robert Half International Inc.	23,364	588
Masco Corp.	56,572	582
RR Donnelley & Sons Co.	32,179	543
Pentair Inc.	15,428	528
Timken Co.	15,110	508
SPX Corp.	7,815	465
Snap-On Inc.	9,117	407
Hubbell Inc. Class B	8,246	389
Lennox International Inc.	8,790	384
Lincoln Electric Holdings Inc.	6,663	368
Ryder System Inc.	8,419	368
Kennametal Inc.	12,696	348
Crane Co.	9,218	328
Carlisle Cos. Inc.	9,497	320
IDEX Corp.	9,541	307
Graco Inc.	9,457	299
Harsco Corp.	12,671	293
Baldor Electric Co.	7,347	281
Watsco Inc.	4,352	242
Alexander & Baldwin Inc.	6,523	219
AO Smith Corp.	3,976	217
Brady Corp. Class A	7,693	214
GATX Corp.	7,273	206
Kaydon Corp.	5,178	197
Applied Industrial Technologies Inc.	6,644	186
HNI Corp.	7,119	184
Deluxe Corp.	8,010	165
Healthcare Services Group Inc.	6,830	153
Corporate Executive Board Co.	5,386	152
Briggs & Stratton Corp.	7,919	150
ABM Industries Inc.	6,108	133
Seaspan Corp.	10,391	117
Otter Tail Corp.	5,684	117
Barnes Group Inc.	6,337	116
Tennant Co.	2,917	109
Administaff Inc.	4,175	109
Mine Safety Appliances Co.	4,187	105
Raven Industries Inc.	2,841	99
NACCO Industries Inc. Class A	1,032	92
Kaman Corp.	3,978	91
McGrath Rentcorp	3,840	90
Ameron International Corp.	1,421	87
Aircastle Ltd.	9,274	85
Franklin Electric Co. Inc.	2,681	82
Albany International Corp.	4,266	78

Bowne & Co. Inc.	6,307	71
Ennis Inc.	4,071	69
Steelcase Inc. Class A	9,930	69
Navios Maritime Holdings Inc.	11,781	66
Textainer Group Holdings Ltd.	2,288	62
Federal Signal Corp.	9,622	57
AAON Inc.	2,089	52
Apogee Enterprises Inc.	4,394	49
CDI Corp.	2,354	40
US Ecology Inc.	2,011	30
American Woodmark Corp.	1,555	26
		143,608
Information Technology (9.1%)
Microsoft Corp.	1,375,187	35,494
Intel Corp.	872,108	17,965
Texas Instruments Inc.	191,642	4,732
Accenture PLC Class A	99,842	3,958
Automatic Data Processing Inc.	78,664	3,246
Applied Materials Inc.	210,482	2,484
Xerox Corp.	216,403	2,108
Tyco Electronics Ltd.	71,886	1,941
Paychex Inc.	57,078	1,483
Analog Devices Inc.	46,616	1,385
Xilinx Inc.	43,315	1,209
Linear Technology Corp.	35,034	1,117
Microchip Technology Inc.	28,933	881
KLA-Tencor Corp.	26,706	846
Maxim Integrated Products Inc.	47,749	837
National Semiconductor Corp.	36,941	510
Jabil Circuit Inc.	34,119	495
Broadridge Financial Solutions Inc.	21,270	432
CoreLogic Inc.	16,174	324
Diebold Inc.	10,321	295
Molex Inc.	11,280	222
Intersil Corp. Class A	19,415	220
Molex Inc. Class A	12,260	207
Blackbaud Inc.	6,951	165
Earthlink Inc.	16,952	150
MTS Systems Corp.	2,628	76
Micrel Inc.	7,326	71
Methode Electronics Inc.	5,990	64
United Online Inc.	9,919	63
Cohu Inc.	3,741	59
Electro Rent Corp.	2,645	36
Renaissance Learning Inc.	1,720	24
		83,099
Materials (3.9%)
EI du Pont de Nemours & Co.	140,995	5,734
Dow Chemical Co.	179,316	4,901
Praxair Inc.	48,384	4,201
Air Products & Chemicals Inc.	33,056	2,399
Nucor Corp.	49,188	1,925
PPG Industries Inc.	25,919	1,801
Southern Copper Corp.	39,954	1,255
Sherwin-Williams Co.	17,176	1,188
Lubrizol Corp.	10,738	1,004
Vulcan Materials Co.	20,070	908

Allegheny Technologies Inc.	15,483	737
Eastman Chemical Co.	11,343	711
MeadWestvaco Corp.	26,760	641
Martin Marietta Materials Inc.	7,089	605
International Flavors & Fragrances Inc.	12,519	568
Sealed Air Corp.	24,737	535
Sonoco Products Co.	15,675	513
Bemis Co. Inc.	16,933	507
Valspar Corp.	15,594	490
Steel Dynamics Inc.	33,808	484
RPM International Inc.	20,134	378
Temple-Inland Inc.	16,849	338
Cabot Corp.	10,316	304
Huntsman Corp.	27,872	292
Packaging Corp. of America	12,128	291
Compass Minerals International Inc.	3,843	272
Commercial Metals Co.	17,851	257
Olin Corp.	12,308	250
Carpenter Technology Corp.	6,978	244
Greif Inc. Class A	3,857	230
Sensient Technologies Corp.	7,731	228
Worthington Industries Inc.	12,302	176
Arch Chemicals Inc.	3,983	136
AMCOL International Corp.	3,727	112
A Schulman Inc.	4,794	94
Kaiser Aluminum Corp.	2,227	91
PH Glatfelter Co.	7,017	80
Koppers Holdings Inc.	3,167	79
Innophos Holdings Inc.	2,494	73
Valhi Inc.	3,590	50
Myers Industries Inc.	3,833	30
NL Industries Inc.	1,405	12
		35,124
Telecommunication Services (4.7%)
AT&T Inc.	931,534	24,164
Verizon Communications Inc.	446,971	12,989
CenturyLink Inc.	47,106	1,678
Qwest Communications International Inc.	270,584	1,531
Frontier Communications Corp.	155,347	1,187
Windstream Corp.	75,735	863
NTELOS Holdings Corp.	4,952	93
Shenandoah Telecommunications Co.	3,691	72
Alaska Communications Systems Group Inc.	7,075	66
Consolidated Communications Holdings Inc.	3,506	61
		42,704
Utilities (7.5%)
Southern Co.	128,632	4,545
Exelon Corp.	103,486	4,329
Dominion Resources Inc.	94,061	3,950
Duke Energy Corp.	205,889	3,521
NextEra Energy Inc.	65,017	3,400
American Electric Power Co. Inc.	74,712	2,688
Public Service Enterprise Group Inc.	79,691	2,622
PG&E Corp.	58,112	2,580
Entergy Corp.	29,598	2,294
Consolidated Edison Inc.	44,003	2,029
PPL Corp.	73,423	2,004

Sempra Energy	38,668	1,924
Progress Energy Inc.	45,077	1,898
FirstEnergy Corp.	47,754	1,800
Edison International	51,076	1,693
Xcel Energy Inc.	71,488	1,572
DTE Energy Co.	26,390	1,218
Wisconsin Energy Corp.	18,333	995
Constellation Energy Group Inc.	31,414	993
Ameren Corp.	37,122	942
CenterPoint Energy Inc.	61,987	882
EQT Corp.	22,615	830
SCANA Corp.	20,749	795
Oneok Inc.	16,524	769
Northeast Utilities	27,492	765
NiSource Inc.	43,464	717
Pinnacle West Capital Corp.	16,986	647
National Fuel Gas Co.	12,882	619
NSTAR	16,609	617
OGE Energy Corp.	15,220	603
Allegheny Energy Inc.	26,334	600
Alliant Energy Corp.	17,318	599
Pepco Holdings Inc.	34,848	589
American Water Works Co. Inc.	27,360	585
MDU Resources Group Inc.	29,341	580
Integrys Energy Group Inc.	12,114	574
CMS Energy Corp.	36,013	573
TECO Energy Inc.	33,220	543
AGL Resources Inc.	12,211	464
NV Energy Inc.	36,527	464
UGI Corp.	16,986	458
ITC Holdings Corp.	7,885	447
Atmos Energy Corp.	14,484	420
Aqua America Inc.	21,370	417
Westar Energy Inc.	17,266	412
Great Plains Energy Inc.	21,065	378
DPL Inc.	13,997	354
Hawaiian Electric Industries Inc.	14,540	342
Vectren Corp.	12,742	316
Nicor Inc.	7,115	312
Piedmont Natural Gas Co. Inc.	11,310	301
WGL Holdings Inc.	7,965	287
Cleco Corp.	9,410	269
IDACORP Inc.	7,451	262
New Jersey Resources Corp.	6,550	245
Southwest Gas Corp.	7,156	230
Portland General Electric Co.	11,821	226
South Jersey Industries Inc.	4,689	219
Allete Inc.	5,585	201
Northwest Natural Gas Co.	4,214	200
Black Hills Corp.	6,030	192
Unisource Energy Corp.	5,686	184
Avista Corp.	8,478	177
PNM Resources Inc.	13,732	162
NorthWestern Corp.	5,664	160
MGE Energy Inc.	3,656	137
UIL Holdings Corp.	4,775	130
Laclede Group Inc.	3,536	124
Empire District Electric Co.	6,264	123

California Water Service Group		3,301	117
CH Energy Group Inc.		2,431	102
American States Water Co.		2,859	101
SJW Corp.		2,215	55
Central Vermont Public Service Corp.		1,973	42
			67,914
Total Common Stocks (Cost $864,443)			910,476
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund (Cost $109)	0.297%	108,800	109

Total Investments (100.0%) (Cost $864,552)			910,585
Other Assets and Liabilities-Net (0.0%)[3]			243
Net Assets (100%)			910,828

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $104,000.
1 Non-income producing security - new issue that has not paid a dividend as of July 31, 2010.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $109,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At July 31, 2010, the cost of investment securities for tax purposes was $864,552,000. Net unrealized appreciation of investment securities for tax purposes was $46,033,000, consisting of unrealized gains of $74,492,000 on securities that had risen in value since their purchase and $28,459,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 23, 2010

VANGUARD WHITEHALL FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 23, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683,
Incorporated by Reference.